OTHER INCOME AND EXPENSES Additional Information (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2011 USD ($)
Disclosure of Other Income and Expenses (Line Items)
Sale of a written-off portfolio	S/ (35,638)	S/ (106,835)	S/ (60,663)
Donations	128,884	10,378	S/ 10,550	$ 3,650
BCP stand-alone
Disclosure of Other Income and Expenses (Line Items)
Donations	100,000
Mibanco
Disclosure of Other Income and Expenses (Line Items)
Donations	S/ 10,000
Deutsche Bank
Disclosure of Other Income and Expenses (Line Items)
Sale of the judicial portfolio in the form of transfer of rights		25,900
Conecta CNS S.A
Disclosure of Other Income and Expenses (Line Items)
Sale of a written-off portfolio		1,900
JS Ornamental Peruvian Fish EIRL
Disclosure of Other Income and Expenses (Line Items)
Sale of a written-off portfolio		600
GS Per Loans Holdings LTD
Disclosure of Other Income and Expenses (Line Items)
Sale of the judicial portfolio in the form of transfer of rights		19,200
Administradora del Comercio SA
Disclosure of Other Income and Expenses (Line Items)
Sale of the judicial portfolio in the form of transfer of rights		3,800
System Cobro Per SAC
Disclosure of Other Income and Expenses (Line Items)
Sale of a written-off portfolio		27,700
Four Capital SAC
Disclosure of Other Income and Expenses (Line Items)
Sale of a written-off portfolio		10,000
Empresa de Recaudacin SAC
Disclosure of Other Income and Expenses (Line Items)
Sale of a written-off portfolio		S/ 4,800